Income Tax Expense - Deferred Tax Charged to Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	$ (3,458)		$ (51,638)	$ (12,559)
Remeasurement of defined benefit obligations	11,261		2,140	44,447
Total	$ 7,803	$ 238	$ (49,498)	$ 31,888